Share Capital (Details 2) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Class of Warrant or Right [Line Items]
Exercise Price	$ 31.50	$ 31.50	$ 63.28
Number of Warrants	180,805	180,805	146,110
Expiry Date	Jan. 06, 2022